Investor A, C, Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000® Health Care Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	7.18%	8.81%
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	4.12%	6.48%	9.35%
INVESTOR A
Prospectus [Line Items]
Average Annual Return, Percent	(1.60%)	5.07%	8.47%
INVESTOR A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.52%)	3.42%	6.80%
INVESTOR A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.54%	3.87%	6.52%
INVESTOR C
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	5.42%	8.42%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	5.83%	8.69%